Document and Entity Information Document	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	ALAMOS GOLD INC
Entity Central Index Key	0001178819
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2020